OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
OTHER CURRENT LIABILITIES

7. OTHER CURRENT LIABILITIES

As of September 30, 2022 and December 31, 2021, other current liabilities consisted of the following:

	September 30, 2022	December 31, 2021
Customer prepayments	$270,000	$259,000
Other accrued liabilities	128,000	46,000
Accrued payroll and payroll taxes	224,000	214,000
Total other current liabilities	$622,000	$519,000

T U R N O N G R E E N I N C [Member]
OTHER CURRENT LIABILITIES

7. OTHER CURRENT LIABILITIES

As of December 31, 2021 and 2020 accrued expenses consist of the following:

	December 31,
	2021	2020
Customer prepayments	$258,000	$87,000
Other accrued liabilities	47,000	53,000
Accrued payroll and payroll taxes	214,000	196,000
	$519,000	$336,000